Promissory Note Payable (Narrative) (Details) - Promissory note payable [Member] - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2017
Disclosure Of Promissory Note Payable [Line Items]
Promissory note issued				$ 594,000
Interest rate per annum				2.00%
Blended monthly installments payable				$ 5,463
Balloon payment payable	$ 311,764
Interest expense	$ 3,842	$ 7,530	$ 8,621